Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 11,704	$ 9,620	$ 11,005
Other comprehensive income, net of tax:
Change in net unrealized holding gains (losses) on available-for-sale investments	577	1,181	470
Change in deferred tax asset valuation allowance	(41)	(26)	(11)
Change in net unrealized holding gains (losses) on derivatives	(427)	(89)	85
Change in net prior service costs (credits)	(33)	18	0
Change in actuarial valuation	(402)	520	(172)
Change in net foreign currency translation adjustment	(251)	38	10
Other comprehensive income (loss)	(577)	1,642	382
Total comprehensive income	$ 11,127	$ 11,262	$ 11,387